Property and equipment (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment	₩ 7,055,228	₩ 12,049,988	₩ 14,867,677	₩ 20,629,505
Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	983,759	1,523,141
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	46,992	1
Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	191,733	216,472	283,292	276,711
Furniture and fixtures [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,149,844	1,866,729	3,330,540	3,207,619
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,682,900	8,434,983	9,425,821	15,089,571
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		8,662		₩ 9,950
Note Book Amount [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	15,556,600	21,340,041
Note Book Amount [Member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	2,097,807	2,601,550
Note Book Amount [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	319,130	51,419
Note Book Amount [Member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	591,900	559,571
Note Book Amount [Member] | Furniture and fixtures [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3,276,043	4,401,909
Note Book Amount [Member] | Right-of-use assets
IfrsStatementLineItems [Line Items]
Property, plant and equipment	9,271,720	13,716,930
Note Book Amount [Member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		8,662
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(7,706,839)	(8,325,427)
Accumulated depreciation, amortisation and impairment [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,114,048)	(1,078,409)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(272,138)	(51,418)
Accumulated depreciation, amortisation and impairment [member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(400,167)	(343,099)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixtures [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,700,947)	(1,787,018)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(4,219,540)	(5,065,483)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(794,532)	(964,626)
Accumulated impairment [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Accumulated impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Accumulated impairment [member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Accumulated impairment [member] | Furniture and fixtures [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(425,252)	(748,162)
Accumulated impairment [member] | Right-of-use assets
IfrsStatementLineItems [Line Items]
Property, plant and equipment	₩ (369,280)	(216,464)
Accumulated impairment [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment